Accounts receivable, net - Allowance for credit loss related to accounts receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit loss
Beginning of the year	¥ 3,765	¥ 1,923	¥ 756
Provision of allowance for credit loss	2,439	1,842	1,167
Reversal of allowance for credit loss	(4,148)
End of the year	2,056	3,765	1,923
Write-off of allowance for credit loss related to accounts receivable	¥ 0	¥ 0	¥ 0